TAXES ON INCOME (Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate) (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAT Technologies Ltd [Member]
Income Taxes [Line Items]
Income / (Loss) before Income Taxes	$ 4,070	$ (1,730)	$ (6,906)
Statutory tax rate in Israel	25.00%	24.00%	25.00%
Theoretical taxes on income (tax benefit)	1,018	(415)	(1,726)
Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	434	(86)	(1,118)
Reduced tax rate on income derived from "Preferred Enterprises" plans	(114)	177
Exempt income	(4)	(10)
Permanent differences	387	(36)
Valuation allowance	499
Deferred taxes on impairment of share in affiliated company			(1,332)
Tax in respect of prior years	(83)	(80)	(50)
Non-deductible expenses	(51)	134	73
Taxes on income (tax benefit) as reported in the statements of income (loss)	$ 2,086	$ (316)	$ (4,153)